Income tax - gross tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of deferred tax assets
Total deferred tax assets	$ 62,808	$ 49,959
Expiration of gross tax losses
Total gross tax losses	204,483	139,787
From 1 to 5 years
Expiration of gross tax losses
Total gross tax losses	87	580
Thereafter
Expiration of gross tax losses
Total gross tax losses	23,822	8,654
Indefinite
Expiration of gross tax losses
Total gross tax losses	180,574	130,553
Temporary differences
Summary of deferred tax assets
Tax losses	53,514	41,766
Other temporary differences
Summary of deferred tax assets
Tax losses	$ 9,294	$ 8,193